SEGMENT REPORTING (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Sales of goods	¥ 3,257,356	¥ 2,679,500	¥ 2,048,654
Other operating revenues	60,812	61,384	56,070
Sales of goods and other operating revenues	3,318,168	2,740,884	2,104,724
Total segment operating income	75,835	94,628	13,669
Share of profit/(loss) from associates and joint ventures	14,479	23,253	6,712
Investment income	14,060	298	37,744
Net finance costs	(9,974)	(9,010)	(9,510)
Earnings before income tax	94,400	109,169	48,615
Deferred tax assets	19,952	19,389
Total assets	1,948,640	1,889,255	1,738,896
Income tax payable	4,725	4,809
Long-term debts	85,706	78,300
Loans from Sinopec Group Company and fellow subsidiaries	29,547	16,563
Deferred tax liabilities	8,079	7,910
Total liabilities	1,012,402	974,181	851,194
Capital expenditure	189,096	167,948	137,104
Depreciation, depletion and amortization	109,906	115,680	107,461
Impairment losses on long-lived assets	5,669	10,035	14,629
Non-current assets	1,398,510	1,309,365	1,253,049
Mainland China
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	2,824,140	2,166,040	1,720,695
Non-current assets	1,353,771	1,268,814	1,216,267
Singapore
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	263,087	278,024	215,846
Others
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	230,941	296,820	168,183
Non-current assets	44,739	40,551	36,782
Operating segment
Disclosure of operating segments [line items]
Total assets	1,520,018	1,410,148	1,307,467
Total liabilities	809,470	810,880	703,717
Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	(2,620,886)	(2,109,426)	(1,371,215)
Total segment operating income	(1,820)	(4,421)	4,417
Unallocated amounts
Disclosure of operating segments [line items]
Interest in associates and joint ventures	233,941	209,179	188,342
Financial assets at fair value through other comprehensive income	730	767	1,525
Deferred tax assets	19,952	19,389	25,054
Cash and cash equivalents, time deposits with financial institutions	145,052	221,989	188,057
Other unallocated assets	28,947	27,783	28,451
Short-term debts	59,037	35,252	23,769
Income tax payable	4,725	4,809	6,586
Long-term debts	85,706	78,300	72,037
Loans from Sinopec Group Company and fellow subsidiaries	29,547	16,563	17,042
Deferred tax liabilities	8,079	7,910	8,124
Other unallocated liabilities	15,838	20,467	19,919
Exploration and production
Disclosure of operating segments [line items]
Sales of goods	192,330	156,026	104,524
Other operating revenues	5,169	6,674	5,718
Share of profit/(loss) from associates and joint ventures	2,883	2,783	2,117
Investment income		55	13,118
Capital expenditure	83,300	68,148	56,416
Depreciation, depletion and amortization	45,321	52,880	46,273
Impairment losses on long-lived assets	2,891	2,467	8,495
Exploration and production | Operating segment
Disclosure of operating segments [line items]
Sales of goods	314,242	243,324	162,037
Total segment operating income	53,716	4,685	(16,476)
Total assets	412,543	371,100	354,024
Total liabilities	179,151	166,486	163,588
Exploration and production | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	121,912	87,298	57,513
Refining
Disclosure of operating segments [line items]
Sales of goods	194,839	167,948	113,214
Other operating revenues	3,875	5,161	4,633
Share of profit/(loss) from associates and joint ventures	(645)	662	(2,516)
Investment income	35	(10)	14,941
Capital expenditure	22,863	22,469	24,756
Depreciation, depletion and amortization	20,588	20,743	20,090
Impairment losses on long-lived assets	2	860	1,923
Refining | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,571,264	1,380,403	939,433
Total segment operating income	12,211	65,279	(5,525)
Total assets	327,706	304,785	270,766
Total liabilities	86,428	146,763	136,980
Refining | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	1,376,425	1,212,455	826,219
Marketing and distribution
Disclosure of operating segments [line items]
Sales of goods	1,660,924	1,367,605	1,062,447
Other operating revenues	39,529	36,864	34,905
Share of profit/(loss) from associates and joint ventures	3,142	3,731	2,200
Investment income	31	3	8,980
Capital expenditure	19,140	21,897	25,403
Depreciation, depletion and amortization	23,461	23,071	23,196
Impairment losses on long-lived assets	415	1,211	536
Marketing and distribution | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,674,345	1,374,680	1,067,301
Total segment operating income	24,537	21,204	20,828
Total assets	388,961	377,499	373,430
Total liabilities	237,534	228,826	234,309
Marketing and distribution | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	13,421	7,075	4,854
Chemicals
Disclosure of operating segments [line items]
Sales of goods	449,911	424,774	322,169
Other operating revenues	9,913	10,487	8,758
Share of profit/(loss) from associates and joint ventures	3,365	11,323	1,723
Investment income	14,258	(54)	(61)
Capital expenditure	58,612	51,648	28,217
Depreciation, depletion and amortization	17,716	16,093	14,830
Impairment losses on long-lived assets	1,790	5,332	3,675
Chemicals | Operating segment
Disclosure of operating segments [line items]
Sales of goods	530,239	495,016	362,871
Total segment operating income	(14,127)	11,106	10,818
Total assets	242,794	222,803	190,789
Total liabilities	84,472	69,977	49,625
Chemicals | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	80,328	70,242	40,702
Corporate and others
Disclosure of operating segments [line items]
Sales of goods	759,352	563,147	458,154
Other operating revenues	2,326	2,198	2,056
Share of profit/(loss) from associates and joint ventures	5,734	4,754	3,188
Investment income	(264)	304	766
Capital expenditure	5,181	3,786	2,312
Depreciation, depletion and amortization	2,820	2,893	3,072
Impairment losses on long-lived assets	571	165	0
Corporate and others | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,788,152	1,295,503	888,227
Total segment operating income	1,318	(3,225)	(393)
Total assets	148,014	133,961	118,458
Total liabilities	221,885	198,828	119,215
Corporate and others | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	¥ 1,028,800	¥ 732,356	¥ 430,073